Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the year	$ (80,056)	$ (107,758)
Reversal	17,603	27,702
Total	$ (62,453)	$ (80,056)